Retirement Plans and Postretirement Costs (Details 7) - USD ($) $ in Thousands	12 Months Ended
Jun. 28, 2015
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$ 104,340
Fair value of plan assets at end of year	105,472
Hedge Funds
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	5,435
Net Purchases and Sales	(5,557)
Realized and Unrealized Gain, net	173
Fair value of plan assets at end of year	$ 51